COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024
COMMITMENTS AND CONTINGENCIES
Indemnity cost		$ 0	$ 0	$ 0
Combined penalty amount					$ 10,000
Accrued loss contingency			$ 10,000
Penalty amount paid	$ 10,000	$ 10,000